Operating Expenses and Cost of Sales - Summary of Operating Expenses and Cost of Sale Breakdown by Nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Cost of sales	R$ 4,033,454	R$ 3,782,843	R$ 2,911,077
Selling, marketing and logistics expenses	6,395,586	5,828,713	3,965,019
Administrative, R&D, IT and project expenses	2,405,576	2,251,341	1,535,945
Personnel expenses (Note 26)	128,080	139,280	87,410
Depreciation and amortization	1,117,416	589,911	383,352
Total	12,834,616	11,862,897	8,412,041
Cost of sales [member]
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Cost of sales	4,033,454	3,782,843	2,911,077
Raw material/packaging material/resale	3,457,481	3,223,446	2,402,340
Personnel expenses (Note 26)	293,374	276,848	261,859
Depreciation and amortization	57,443	65,157	69,433
Others	225,156	217,392	177,445
Selling, marketing and logistics expenses [member]
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Selling, marketing and logistics expenses	6,395,586	5,828,713	3,965,019
Logistics costs	797,055	750,238	669,657
Personnel expenses (Note 26)	1,667,202	1,656,611	1,027,690
Marketing, sales force and other selling expenses	3,164,875	3,191,895	2,142,220
Depreciation and amortization	766,454	229,969	125,452
Administrative RD IT and project expenses [member]
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Administrative, R&D, IT and project expenses	2,405,576	2,251,341	1,535,945
Investments in innovation	89,675	102,436	80,027
Personnel expenses (Note 26)	1,223,586	1,036,866	692,242
Other administrative expenses	798,796	817,254	575,209
Depreciation and amortization	293,519	294,785	188,467
Total	R$ 12,834,616	R$ 11,862,897	R$ 8,412,041